PREPAID LAND USE RIGHTS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Prepaid land use rights	¥ 782,319	¥ 765,114
Less: Accumulated amortization	(35,132)	(8,157)
Prepaid land use rights, net	747,187	756,957
Amortization of prepaid land use rights	26,393	6,082	¥ 547
Prepaid land use rights
Net book value of an asset pledged as security for bank loans	¥ 741,032	¥ 13,241